                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.)   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners, LLC
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick DeGraca
Title: Chief Financial Officer
Phone: 212-332-5195

Signature, Place, and Date of Signing:

     /s/ Pat DeGraca             New York, NY                 2/6/2007
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name
--------------------      ---------------------------

28-_________________      ___________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE
Form 13F Information Table Entry Total:  18,699,604
Form 13F Information Table Value Total:  817,583
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.     Form 13F File Number      Name
          ---     ------------------------  -------------------------

          ____    28-_____________________  _________________________

          [Repeat as necessary.]

                                 4th Qtr 2006

                                                                                     Investment  Other   Voting Voting Voting
SECURITY                       Title of Class   CUSIP   Value Shares SH/PRN PUT/CALL Discretion Managers  Sole  Shared  None
--------                       -------------- --------- ----- ------ ------ -------- ---------- -------- ------ ------ ------
3M COMPANY USD COM                  COM       88579Y101   869  11150   SH               Sole                  0   0     11150
ABBOTT LABS STK                     COM       002824100  8798 180650   SH               Sole              97100   0     83550
ACCENTURE LTD                       CL A      G1150G111  4331 117264   SH               Sole             117264   0         0
AIRTRAN HOLDINGS INC                COM       00949P108  1797 153055   SH               Sole             153055   0         0
AKZO NOBEL NV-SPON ADR         SPONSORED ADR  010199305  3315  54462   SH               Sole              54462   0         0
ALTRIA GROUP INC                    COM       02209S103 11352 132274   SH               Sole             122274   0     10000
AMBAC FINANCIAL GROUP INC           COM       023139108  2986  33529   SH               Sole              33529   0         0
AMER STANDARD STK                   COM       029712106  2895  63141   SH               Sole              63141   0         0
AMERICAN EAGLE OUTFITTERS           COM       02553E106  3563 114165   SH               Sole             114165   0         0
AMERICAN INTL GROUP                 COM       026874107 16572 231242   SH               Sole             148142   0     83100
AMGEN INC USD COM                   COM       031162100  2772  40575   SH               Sole                  0   0     40575
AMR STK                             COM       001765106 10101 334231   SH               Sole             197831   0    136400
ANADARKO PETROLEUM CORP USD
  COM                               COM       032511107   349   8000   SH               Sole                  0   0      8000
APACHE STK                          COM       037411105  1892  28452   SH               Sole              28452   0         0
ASTRAZENECA GROUP-ADR-NEWYORK  SPONSORED ADR  046353108  5961 111318   SH               Sole             111318   0         0
BAKER HUGHES INC USD COM            COM       057224107  3935  52700   SH               Sole                  0   0     52700
BANCO BRADESCO - SPONS ADR     SP ADR PFD NEW 059460303  1721  42646   SH               Sole              42646   0         0
BANCO ITAU SA ADR              SP ADR 500 PFD 059602201   673  18627   SH               Sole              18627   0         0
BEAR STEARNS                        COM       073902108  1514   9300   SH               Sole               9300   0         0
BECTON DICKINSON STK                COM       075887109  3460  49320   SH               Sole              49320   0         0
BED BATH & BEYOND INC USD COM       COM       075896100   286   7500   SH               Sole                  0   0      7500
BERKLEY (WR) CORP                   COM       084423102  2523  73101   SH               Sole              73101   0         0
BEST BUY COMPANY INC                COM       086516101  3144  63910   SH               Sole              63910   0         0
BOEING STK                          COM       097023105  5596  62998   SH               Sole              62218   0       780
BP PLC SPONS ADR REPR 6 ORDS   SPONSORED ADR  055622104   315   4700   SH               Sole                  0   0      4700
BRISTOL MYERS STK                   COM       110122108  3295 125200   SH               Sole             125200   0         0
CAPITAL ONE FINANCIAL CORP          COM       14040H105  3167  41222   SH               Sole              41222   0         0
CATERPILLAR INC USD COM             COM       149123101  7042 114800   SH               Sole                  0   0    114800
CHARLES SCHWAB CORP                 COM       808513105  3077 159100   SH               Sole             159100   0         0
CHIPOTLE MEXICAN GRI-CLASS B        CL B      169656204   400   7693   SH               Sole               7693   0         0
CHUBB CORP USD COM                  COM       171232101  2677  50600   SH               Sole                  0   0     50600
CISCO SYSTEMS INC                   COM       17275R102 17816 651898   SH               Sole             375498   0    276400
CITIGROUP INC USD COM               COM       172967101  6675 119800   SH               Sole                  0   0    119800
COLGATE-PALMOLIVE COMPANY           COM       194162103  4084  62599   SH               Sole              62599   0         0
CONOCOPHILLIPS INC USD COM          COM       20825C104  2928  40688   SH               Sole                  0   0     40688
CONTINENTAL AIRLINES-CL B           CL B      210795308 11937 289411   SH               Sole             125911   0    163500
COPA HOLDINGS SA                    CL A      P31076105  4048  86933   SH               Sole              86933   0         0
COUNTRYWIDE FINANCIAL CORP          COM       222372104  3654  86089   SH               Sole              86089   0         0
CVRD CIA VALE DO RIO ADR       SPONSORED ADR  204412209  1460  49081   SH               Sole              49081   0         0
DEERE & CO COM                      COM       244199105  6931  72900   SH               Sole                  0   0     72900
DELL INC                            COM       24702R101  5845 232934   SH               Sole             192934   0     40000
DEVON ENERGY STK                    COM       25179M103  2187  32596   SH               Sole              32596   0         0
DIAGEO PLC - SPONSORED ADR      SPON ADR NEW  25243Q205  5258  66301   SH               Sole              66301   0         0
DOW CHEMICAL CO USD COM             COM       260543103  1038  26000   SH               Sole                  0   0     26000
DU PONT DE NEMOURS & CO E.I.
  USD.30                            COM       263534109  3984  81801   SH               Sole                  0   0     81801
EMC CORP USD COM                    COM       268648102  3287 249000   SH               Sole                  0   0    249000
EMERSON ELECTRIC CO USD COM         COM       291011104   290   6600   SH               Sole                  0   0      6600

                                 4th Qtr 2006

                                                                                  Investment  Other   Voting  Voting Voting
SECURITY                  Title of Class   CUSIP   Value  Shares  SH/PRN PUT/CALL Discretion Managers  Sole   Shared  None
--------                  -------------- --------- ------ ------- ------ -------- ---------- -------- ------- ------ ------
ERICSSON LM TEL CO ADR
  CL B                     ADR B SEK 10  294821608   5531  137491   SH               Sole              137491   0         0
EXPRESSJET HOLDINGS INC        CL A      30218U108   1206  148838   SH               Sole              148838   0         0
EXXON MOBIL CORPORATION        COM       30231G102  17414  227230   SH               Sole              130058   0     97172
FEDEX CORPORATION USD COM      COM       31428X106   2715   25000   SH               Sole                   0   0     25000
FIDELITY NATIONAL
  FINANCIAL INC                CL A      31620R105   1585   66374   SH               Sole               66374   0         0
FIDELITY NATIONAL
  INFORMATION                  COM       31620M106   1365   34045   SH               Sole               34045   0         0
FIRST DATA CORP                COM       319963104   2141   83885   SH               Sole               83885   0         0
FRONTIER AIRLINES INC          COM       359059102   1225  165597   SH               Sole              165597   0         0
GENENTECH INC USD COM        COM NEW     368710406   4276   52700   SH               Sole                   0   0     52700
GENERAL DYNAMICS STK           COM       369550108   3882   52216   SH               Sole               52216   0         0
GENERAL ELECTRIC CO USD
  COM                          COM       369604103  11607  311900   SH               Sole                   0   0    311900
GENERAL MILLS INC (2)          COM       370334104   3672   63748   SH               Sole               63748   0         0
GLAXO- SMITHKLINE PLC ADR SPONSORED ADR  37733W105   8790  166611   SH               Sole              166611   0         0
GOL LINHAS AEREAS
  INTEL-ADR               SP ADR REP PFD 38045R107   4220  147197   SH               Sole              147197   0         0
GOLDMAN SACHS GROUP INC        COM       38141G104  17804   89310   SH               Sole               89310   0         0
HALLIBURTON CO USD COM         COM       406216101    993   32000   SH               Sole                   0   0     32000
HARLEY DAVIDSON STK            COM       412822108   2817   39978   SH               Sole               39978   0         0
INTEL CORP USD COM             COM       458140100   3645  180000   SH               Sole                   0   0    180000
INTERNATIONAL BUSINESS
  MACHINES CORP USD COM        COM       459200101   3887   40000   SH               Sole                   0   0     40000
ISHARES MSCI BRAZIL        MSCI BRAZIL   464286400    218    4653   SH               Sole                4653   0         0
ISHARES S&P 100 INDEX
  FUND II                 S&P 100 IDX FD 464287101  70922 1071000   SH               Sole             1071000   0         0
JETBLUE AIRWAYS CORP           COM       477143101   3255  229195   SH               Sole              199195   0     30000
JOHNSON & JOHNS STK            COM       478160104  27896  422555   SH               Sole              356995   0     65560
JP MORGAN CHASE & CO           COM       46625H100   9755  201955   SH               Sole              126000   0     75955
KRAFT FOODS INC                CL A      50075N104    714   20000   SH               Sole                   0   0     20000
LAN AIRLINES SA-SPON ADR  SPONSORED ADR  501723100   4665   84995   SH               Sole               84995   0         0
LEHMAN BROTHERS HOLDINGS
  INC                          COM       524908100   9634  123327   SH               Sole              123327   0         0
LILLY STK                      COM       532457108   3751   72000   SH               Sole               72000   0         0
LOWE'S COMPANIES INC USD
  COM                          COM       548661107    448   14400   SH               Sole                   0   0     14400
MCDONALDS-MCD                  COM       580135101   5095  114934   SH               Sole              114934   0         0
MCGRAW HILL STK                COM       580645109   3984   58574   SH               Sole               58574   0         0
MERCK & CO STK                 COM       589331107   8528  195600   SH               Sole              139100   0     56500
MERRILL LYNCH & CO             COM       590188108  11181  120100   SH               Sole              120100   0         0
MERRILL LYNCH BIOTECH
  HOLDERS TR DEPOSITARY
  RECEIPTS REPR 20        DEPOSTRY RCPTS 09067D201   2942   16000   SH               Sole                   0   0     16000
MICROSOFT CORP USD COM         COM       594918104   7338  245700   SH               Sole                   0   0    245700
MORGAN STANLEY               COM NEW     617446448  21752  267110   SH               Sole              218110   0     49000
MORGAN STANLEY EASTERN
  EUROPE FUND                  COM       616988101   1763   44253   SH               Sole                   0   0     44253
NASDAQ 100 SHARES           UNIT SER 1   631100104 118350 2742084   SH               Sole             2717784   0     24300
NEW YORK TIMES CO USD
  CL-A COM                     CL A      650111107   1940   79600   SH               Sole                   0   0     79600
NEWS CORP CL B                 CL B      65248E203   5799  260500   SH               Sole                   0   0    260500
NIKE STK                       CL B      654106103   4036   40760   SH               Sole               40760   0         0
NOBLE CORP USD COM             SHS       G65422100    381    5000   SH               Sole                   0   0      5000
NOKIA ADR                 SPONSORED ADR  654902204   6065  298472   SH               Sole              278172   0     20300
NORDSTROM INC                  COM       655664100   3641   73798   SH               Sole               73798   0         0
NOVARTIS AG-ADR           SPONSORED ADR  66987V109   9161  159488   SH               Sole              159488   0         0
NUCOR STK                      COM       670346105   3001   54909   SH               Sole               54909   0         0
NVIDIA CORP                    COM       67066G104   3449   93198   SH               Sole               93198   0         0
PARKER- HANNIFIN CORP
  USD COM                      COM       701094104   1538   20000   SH               Sole                   0   0     20000
PEPSICO INC                    COM       713448108   9158  146431   SH               Sole              112081   0     34350
PETROLEO BRASILEIRO S.A.
  -ADR                    SPONSORED ADR  71654V408   2188   21248   SH               Sole               21248   0         0

                                 4th Qtr 2006

                                                                                       Investment  Other   Voting  Voting Voting
SECURITY                   Title of Class   CUSIP    Value    Shares   SH/PRN PUT/CALL Discretion Managers  Sole   Shared  None
--------                   -------------- --------- ------- ---------- ------ -------- ---------- -------- ------- ------ ------
PFIZER STK                      COM       717081103   15634     603600   SH               Sole              466800   0    136800
PLUM CREEK TIMBER CO INC
  USD COM                       COM       729251108    3646      91500   SH               Sole                   0   0     91500
PROCTER & GAMBLE CO USD
  COM                           COM       742718109     943      14690   SH               Sole                   0   0     14690
REPUBLIC AIRWAYS HOLDINGS
  IN                            COM       760276105    1920     114436   SH               Sole              114436   0         0
ROCKWELL COLLINS                COM       774341101    3073      48547   SH               Sole               48547   0         0
ROYAL DUTCH SHELL ADR A
  REPR 2 CL A ORDS          SPONS ADR A   780259206    1982      28000   SH               Sole                   0   0     28000
SCHLUMBERGER LTD CURACAO
  USD COM                       COM       806857108    5823      92200   SH               Sole                   0   0     92200
SEAGATE TECHNOLOGY
  HOLDINGS                      SHS       G7945J104    2982     112521   SH               Sole              112521   0         0
SEMICONDUCTOR HLDRS TR
  DEPOSITORY RECEIPTS         DEP RCPT    816636203   34846    1034000   SH               Sole             1034000   0         0
SKYWEST                         COM       830879102    2338      91656   SH               Sole               91656   0         0
SOUTHWEST AIRLS STK             COM       844741108    8281     540561   SH               Sole              540561   0         0
STAPLES INC                     COM       855030102    3265     122300   SH               Sole              122300   0         0
TAIWAN SEMICONDUCTOR-SP
  ADR                      SPONSORED ADR  874039100    4896     447968   SH               Sole              447968   0         0
TELEBRAS-SPONS ADR BLOCK   SPONSORED ADR  879287308     372      12105   SH               Sole               12105   0         0
TELENORTE LESTE
  PARTICIP-ADR              SPON ADR PFD  879246106     246      16486   SH               Sole               16486   0         0
TEMPLE-INLAND INC USD COM       COM       879868107     684      14861   SH               Sole                   0   0     14861
TIME WARNER INC USD COM         COM       887317105    2044      93847   SH               Sole                   0   0     93847
TRINITY INDUSTRIES INC
  USD COM                       COM       896522109     423      12000   SH               Sole                   0   0     12000
TYCO INTERNATIONAL LTD
  USD COM                       COM       902124106    3344     110000   SH               Sole                   0   0    110000
UNIBANCO- SPONSORED GDR    GDR REP PFD UT 90458E107     815       8767   SH               Sole                8767   0         0
UNION PACIFIC CORP USD COM      COM       907818108     368       4000   SH               Sole                   0   0      4000
UNITED PARCEL SERVICE OF
  AMERICA INC CL-B USD COM      CL B      911312106    3651      48700   SH               Sole                   0   0     48700
UNITED TECHNOLOGIES CORP        COM       913017109    8557     136864   SH               Sole               81264   0     55600
UNITEDHEALTH GROUP INC          COM       91324P102    7347     136734   SH               Sole              109434   0     27300
US AIRWAYS GROUP INC            COM       90341W108    9563     177556   SH               Sole               88556   0     89000
WACHOVIA CORP (NEW)             COM       929903102    2891      50765   SH               Sole               50765   0         0
WAL MART STORES INC USD
  COM                           COM       931142103     416       9000   SH               Sole                   0   0      9000
WEATHERFORD INTERNATIONAL
  LTD                           COM       G95089101    4119      98500   SH               Sole                   0   0     98500
WELLPOINT INC                   COM       94973V107    2675      34000   SH               Sole                   0   0     34000
WESTERN UNION                   COM       959802109    1881      83885   SH               Sole               83885   0         0
WYETH                           COM       983024100   11237     220667   SH               Sole              192167   0     28500
YUM! BRANDS INC                 COM       988498101    4198      71373   SH               Sole               58173   0     13200
                                                    817,583 18,699,604